CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Net of income taxes	¥ 0	¥ 0